LONG TERM INVESTMENTS - Available for sale investments - (Details)	1 Months Ended			12 Months Ended
	Feb. 28, 2019 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments				$ 4,516,815	$ 5,842,883
OCI, Debt Securities, Available-for-Sale, Gain (Loss), after Adjustment and Tax				(768,590)	1,899,605	$ 41,149
Beijing Yingxin Network Technology Co., LTD ("Yingxin")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments					823,165
Percentage of equity interest acquired		2.91%	2.91%
Impairment of investment				472,605
Purchase consideration		$ 461,092	¥ 3,000,000
Fair value change recorded				350,560
Alphalion Technology Holding Limited ("Alphalion")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments	$ 3,060,113			4,516,815	5,019,718
Percentage of equity interest acquired	25.00%
Fair value change recorded				$ 502,903	$ 1,899,605